FAIR VALUE MEASUREMENTS - Reconciliation of Level 3 Contingent Consideration Liabilities (Details) $ in Millions	12 Months Ended
Dec. 29, 2018 USD ($)
FAIR VALUE MEASUREMENTS
Beginning Balance	$ 45.0
Payments	(17.3)
Adjustments	(26.1)
Ending Balance	$ 1.6